Shareholder Fees - Class A C S I N R T Shares - Janus Henderson High-Yield Fund	Oct. 28, 2020
Class A
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	4.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	none
Class C
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	1.00%
Class S
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	none
Class I
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	none
Class N
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	none
Class R
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	none
Class T
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	none